GAIN FROM DERECOGNITION OF LIABILITIES (Narrative) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Suzhou Wenjian [Member]
Derecognition of Liabilities	¥ 9,150
Other Creditors [Member]
Derecognition of Liabilities	¥ 6,076